Supplemental consolidated statements of income information - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Material income and expense [abstract]
Research and development expense	¥ 742,772	¥ 735,698	¥ 618,368
Advertising expense	422,655	391,131	347,709
Shipping and handling costs for finished goods	¥ 85,108	¥ 95,208	¥ 70,858